Other Noncurrent Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Other Noncurrent Assets
Note 8 – Other Noncurrent Assets
Other noncurrent assets consisted of the following:

	As of June 30, 2023	As of December 31, 2022
Investment in Overwatch	$1,000,000	$1,000,000
Operating lease right-of-use asset	1,638,130	671,054
Interest rate swap	1,338,801	1,407,135
Prepaid subscriptions	3,574,764	1,246,128
Other assets	31,908	31,908

Total other noncurrent assets	$7,583,603	$4,356,225

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Other Noncurrent Assets
Note 9 – Other noncurrent assets
Other noncurrent assets consisted of the following:

	As of December 31,
	2022	2021
Investment in Overwatch	$1,000,000	$1,000,000
Operating lease right-of-use asset	671,054	577,086
Interest rate swap	1,407,135	25,482
Prepaid subscriptions	1,246,128	—
Other assets	31,908	—

Total other noncurrent assets	$4,356,225	$1,602,568